Share-Based Compensation - Summary of Key Assumptions Used to Determine Fair Value of Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of underlying ordinary shares	$ 0.08
2020 Share Incentive Plan | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, minimum	102.60%	92.51%
Expected volatility, maximum	104.15%	106.51%
Expected volatility			61.20%
Risk-free interest rate, minimum	4.05%	3.96%
Risk-free interest rate, maximum	4.77%	4.09%
Risk-free interest rate			2.90%
Exercise multiples			$ 2.2
Expected dividend yield	0.00%	0.00%	0.00%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares			$ 0.19
2020 Share Incentive Plan | Employee Stock Option | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	$ 2.2	$ 2.2
Fair value of underlying ordinary shares	0.03	0.03
2020 Share Incentive Plan | Employee Stock Option | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	2.8	92.2
Fair value of underlying ordinary shares	$ 0.09	$ 0.05